Accounts Receivable, Net (Tables)	3 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	December 31,	March 31,
	2024	2025
Accounts receivable	$97,467	$106,812
Allowance for credit losses	(21,862)	(23,123)
Accounts receivable, net	$75,605	$83,689

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the three months ended March 31, 2024 and 2025 were as following:

	For the three months ended March 31,
	2024	2025
Balance at the beginning of the period	$21,144	$21,862
Additions	1,291	1,130
Foreign currency translation	(358)	131
Balance at the end of the period	$22,077	$23,123